NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED JUNE 14, 2022

TO THE SUMMARY PROSPECTUS DATED DECEMBER 1, 2021

Jason Campbell, Managing Director, and Dan Roberts, Managing Director, have been named portfolio managers of the Fund. Joseph O’Flaherty and David Lund are no longer portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-IGFS-0622P